Variable Interest Entities	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
VARIABLE INTEREST ENTITIES

As of June 30, 2017, we leased seven vessels from VIEs under finance leases, of which four were with ICBCL entities, one with a CMBL entity, one with CCBFL and one with a COSCO Shipping entity. Each of the ICBCL, CMBL, CCBFL and COSCO Shipping entities are wholly-owned, newly formed special purpose vehicles (“SPVs”). In each of these transactions we sold our vessel and then subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of the ten year lease period. Refer to note 4 to our Consolidated Financial Statements filed with our Annual Report on Form 20-F for the year ended December 31, 2016, for additional details.

While we do not hold any equity investments in the above Lessor SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements we have concluded that we are the primary beneficiary of these VIEs and accordingly, these lessor VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels, as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction, similarly, the effect of the bareboat charter arrangement is eliminated upon consolidation of the Lessor SPV. The equity attributable to the respective lessor VIEs are included in non-controlling interests in our consolidated results. As of June 30, 2017 and 2016, the respective vessels are reported under “Vessels and equipment, net” in our consolidated balance sheet.

Since December 31, 2016, we entered into the following sale and leaseback arrangement:

Crystal Lessor VIE

In March 2017, we sold the Golar Crystal to a COSCO Shipping entity ("Crystal Lessor VIE") and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the third year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period. A summary of this sale and lease back arrangement, including repurchase options and obligations as of June 30, 2017 is provided below:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Crystal	March 2017	187.0	97.3	March 2020	50.6	March 2027

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of June 30, 2017, are shown below:

(in thousands of $)	2017 (1)	2018	2019	2020	2021	2022+
Golar Glacier	8,620	17,100	17,100	17,147	17,100	47,084
Golar Kelvin	8,620	17,100	17,100	17,147	17,100	49,895
Golar Snow	8,620	17,100	17,100	17,147	17,100	49,895
Golar Ice	8,620	17,100	17,100	17,147	17,100	52,800
Golar Tundra (2)(3)	10,432	20,446	19,934	19,466	18,953	68,097
Golar Seal	7,513	15,151	15,193	15,151	15,151	60,646
Golar Crystal (3)	5,236	10,433	10,420	10,419	10,381	53,659

(1) For the six months ended December 31, 2017.
(2) As a result of the sale of the Golar Tundra to Golar Partners in May 2016 (see "Tundra Lessor VIE" below), the payment obligations under the bareboat charter with the Golar Tundra lessor VIE are borne by Golar Partners until the Put Sale Closing Date. See note 14.
(3) The payment obligation relating to the Golar Tundra and Golar Crystal above includes variable rental payments due under the lease based on an assumed LIBOR range of 0.38% to 0.42% plus margin.

The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of June 30, 2017 and December 31, 2016, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra (note 2)	Golar Seal	Golar Crystal	June 30, 2017	December 31, 2016
Assets								Total	Total
Restricted cash and short-term deposits	13,362	44,090	13,969	10	1,953	18,970	4,872	97,226	70,021
	13,362	44,090	13,969	10	1,953	18,970	4,872	97,226	70,021

Liabilities
Debt:
Short-term interest bearing debt	31,648	182,540	22,384	143,576	—	—	112,000	492,148	388,628
Long-term interest bearing debt - current portion	7,650	—	8,000	—	—	6,062	—	21,712	21,532
Long-term interest bearing debt - non-current portion	125,333	—	135,025	—	198,613	151,059	—	610,030	624,384
	164,631	182,540	165,409	143,576	198,613	157,121	112,000	1,123,890	1,034,544

The most significant impact of consolidated SPV’s operations on our unaudited consolidated statements of income is interest expense of $19.1 million and $22.4 million for the six months ended June 30, 2017 and 2016, respectively. The most significant impact of consolidated SPV’s cash flows on our unaudited consolidated statements of cash flows is net cash received in financing activities of $89.2 million and $179.8 million for the six months ended June 30, 2017 and 2016, respectively.